37. Pension plan and other post-employment benefits (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
PBS [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	R$ (15)
Interest on actuarial obligations	243
Earnings expected from assets	2,893
PBS Assisted [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial obligations	230
Earnings expected from assets	888
PAMEC/Asset Policy [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial obligations	(72)
Earnings expected from assets
AES Telecom [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	(125)
Interest on actuarial obligations	(272)
Earnings expected from assets	627
Medical Care Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	(150)
Interest on actuarial obligations	(329)
Earnings expected from assets
Expenditure Planned For 2021 [Member] | PBS [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	17
Interest on actuarial obligations	2,743
Earnings expected from assets	(3,799)
Interest on the effect of the (asset)/liability limit	1,056
Total unrecognized net expense (revenue)	17
Expenditure Planned For 2021 [Member] | PBS Assisted [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial obligations	640
Earnings expected from assets	(834)
Interest on the effect of the (asset)/liability limit	60
Total unrecognized net expense (revenue)	(134)
Expenditure Planned For 2021 [Member] | Administration Agreement [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial obligations	10
Earnings expected from assets	(29)
Interest on the effect of the (asset)/liability limit	20
Total unrecognized net expense (revenue)	1
Expenditure Planned For 2021 [Member] | PAMEC/Asset Policy [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial obligations	57
Earnings expected from assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	57
Expenditure Planned For 2021 [Member] | AES Telecom [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial obligations	868
Earnings expected from assets	(708)
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	160
Expenditure Planned For 2021 [Member] | Medical Care Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	213
Interest on actuarial obligations	322
Earnings expected from assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	R$ 535